UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/09

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):                [_] is a restatement.
                                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Haven Capital Management LLC
Address:  655 Third Avenue
          New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:

         /s/ Stephen Ely                   New York, NY          July 22, 2009
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  74 issues

Form 13F Information Table Value Total: $51,176,000.00

List of Other Included Managers:         NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

FORM 13F
REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT

                             TITLE OF                                 SHARES/  SH/ PUT/  INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER            CLASS           CUSIP         VALUE     PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE   SHARED    NONE
-----------------------      --------         ---------    --------   -------  --- ----  ------- ----------  -----  ------    ----
AGILENT TECHNOLOGIES INC       COMMON          00846u101       863      42491  SH        SOLE                 0       0       42491
ABBOTT LABS                    COMMON            2824100       679      14430  SH        SOLE                 0       0       14430
AUTO DATA PROCESSING           COMMON           53015103       496      14000  SH        SOLE                 0       0       14000
AFLAC                          COMMON            1055102       689      22150  SH        SOLE                 0       0       22150
ASIA PACIFIC FUND              COMMON           44901106       155      18522  SH        SOLE                 0       0       18522
AVON PRODUCTS INC.             COMMON           54303102       331      12850  SH        SOLE                 0       0       12850
AMERICAN WATER WORKS           COMMON           30420103       362      18950  SH        SOLE                 0       0       18950
BECTON DICKINSON & CO          COMMON           75887109       471       6600  SH        SOLE                 0       0        6600
BROOKLINE BANCORP              COMMON          11373m107       821      88100  SH        SOLE                 0       0       88100
COMCAST CORP                   COMMON           20030N20       264      18750  SH        SOLE                 0       0       18750
COSTCO WHOLESALE               COMMON          22160K105       650      14200  SH        SOLE                 0       0       14200
CISCO SYS INC                  COMMON           17275R10     1,054      56533  SH        SOLE                 0       0       56533
CHEVRON CORP.                  COMMON          166764100       317       4785  SH        SOLE                 0       0        4785
DIEBOLD INC                    COMMON          253651103     1,007      38205  SH        SOLE                 0       0       38205
DANAHER CORP DEL               COMMON          235851102       315       5106  SH        SOLE                 0       0        5106
DOLLAR TREE STORES             COMMON          256747106     1,451      34475  SH        SOLE                 0       0       34475
DIAMOND OFFSHORE DRILLING      COMMON           25271C10       378       4550  SH        SOLE                 0       0        4550
DOVER CORP                     COMMON          260003108     1,085      32785  SH        SOLE                 0       0       32785
AMDOCS                         ORD             G02602103     1,352      63025  SH        SOLE                 0       0       63025
DEVON ENERGY CORP NEW          COMMON          25179M103     1,239      22737  SH        SOLE                 0       0       22737
E M C CORP MASS                COMMON          268648102     1,553     118570  SH        SOLE                 0       0      118570
EMERSON ELECTRIC CO.           COMMON          291011104       348      10750  SH        SOLE                 0       0       10750
FEDEX CORP                     COMMON          31428X106       448       8050  SH        SOLE                 0       0        8050
FLOUR CORP NEW                 COMMON          343412102     1,152      22470  SH        SOLE                 0       0       22470
FEDERAL NATL MTG ASSN          COMMON          313586109         6      10000  SH        SOLE                 0       0       10000
GENERAL ELEC CO                COMMON          369604103       739      63040  SH        SOLE                 0       0       63040
GOLDMAN SACHS                  COMMON          38141G104       479       3250  SH        SOLE                 0       0        3250
HOME DEPOT INC.                COMMON           43707610       737      31200  SH        SOLE                 0       0       31200
HEWLETT PACKARD CO             COMMON          428236103       601      15540  SH        SOLE                 0       0       15540
INTL BUSINESS MACHINES         COMMON          459200101       647       6193  SH        SOLE                 0       0        6193
INGERSOLL RAND CO              COMMON          G4776G101       624      29875  SH        SOLE                 0       0       29875
ILLNOIS TOOL WORKS             COMMOM          452308109       638      17090  SH        SOLE                 0       0       17090
JOHNSON & JOHNSON              CLASS A         478160104     1,116      19650  SH        SOLE                 0       0       19650
J P MORGAN CHASE & CO          COMMON          46625H100       434      12730  SH        SOLE                 0       0       12730
KRAFT FOODS INC                COMMON          50075N104       449      17701  SH        SOLE                 0       0       17701
KIMBERLY-CLARK CORP.           COMMON          494368103       430       8200  SH        SOLE                 0       0        8200
COCA COLA COMPANY              COMMON          191216100     1,376      28680  SH        SOLE                 0       0       28680
LEGGETT & PLATT INC            COMMON          524660107       317      20800  SH        SOLE                 0       0       20800
LABORATORY CORP AMER HLD       COMMON          50540r409     2,442      36029  SH        SOLE                 0       0       36029
LILLY ELI & CO                 COMMON          532457108       737      21275  SH        SOLE                 0       0       21275
3M CO                          COMMON          88579Y101     1,313      21855  SH        SOLE                 0       0       21855
ALTRIA GROUP INC               COMMON           02209S10       219      13350  SH        SOLE                 0       0       13350
MOLEX INCORPORATED             COMMON          608554101       456      29300  SH        SOLE                 0       0       29300
MEDICAL PROPERTIES TRUST       COMMON          58463J304       631     103875  SH        SOLE                 0       0      103875
MERCK & CO INC                 COMMON          589331107     1,473      52683  SH        SOLE                 0       0       52683
MICROSOFT CORP                 COMMON           59491810     1,469      61780  SH        SOLE                 0       0       61780
NOBLE ENERGY                   COMMON          655044105       587       9950  SH        SOLE                 0       0        9950
NABORS INDUSTRIES LTD          COMMON          G6359F103       648      41610  SH        SOLE                 0       0       41610
NATIONAL OILWELL VARCO INC     COMMON          637071101       242       7400  SH        SOLE                 0       0        7400
PEPSICO INC                    COMMON          713448108       626      11390  SH        SOLE                 0       0       11390
PFIZER INC                     COMMON          717081103       848      56500  SH        SOLE                 0       0       56500
PHILIP MORRIS INTERNATIONAL    COMMON          718172109       912      20900  SH        SOLE                 0       0       20900
PRAXAIR INC                    COMMON          74005p104     1,117      15710  SH        SOLE                 0       0       15710
ROYAL DUTCH PETE CO            NY REG SHARES   780257804       778      15492  SH        SOLE                 0       0       15492
M S EASTERN EUROPE FUND        COMMON          616988101       125      11250  SH        SOLE                 0       0       11250
SEALED AIR CORP NEW            COMMON          81211K100       304      16500  SH        SOLE                 0       0       16500
SCHERING PLOUGH                COMMON          806605101       522      20770  SH        SOLE                 0       0       20770
SAUER-DANFOSS INC              COMMON          804137107       735     119950  SH        SOLE                 0       0      119950
SONOCO PRODUCTS                COMMON          835495102       305      12753  SH        SOLE                 0       0       12753
AT&T INC                       COMMON          00206R102       399      16049  SH        SOLE                 0       0       16049
TEVA PHARMACEUTICAL IND ADR    COMMON          881624209     1,095      22200  SH        SOLE                 0       0       22200
TARGET CORPORATION             COMMON          87612E106       575      14575  SH        SOLE                 0       0       14575
HANOVER INSURANCE GROUP        COMMON          410867105       466      12225  SH        SOLE                 0       0       12225
TRAVELERS COS INC              COMMON          89417E109       345       8400  SH        SOLE                 0       0        8400
TEXAS INSTRS INC               COMMON          882508104     1,136      53355  SH        SOLE                 0       0       53355
UPS                            COMMON          911312106       876      17530  SH        SOLE                 0       0       17530
UNITED TECHNOLOGIES CORP       COMMONG         913017109       459       8840  SH        SOLE                 0       0        8840
V F CORP                       COMMON          918204108       282       5095  SH        SOLE                 0       0        5095
WEATHERFORD INTL               COMMON          G95089101     1,055      53960  SH        SOLE                 0       0       53960
WILLIAMS CO.                   COMMON          969457100       340      21800  SH        SOLE                 0       0       21800
WILLIS GROUP HOLDING           COMMON          G96655108       355      13800  SH        SOLE                 0       0       13800
FINANCIAL SEL SPDR             COMMON          81369Y605       126      10575  SH        SOLE                 0       0       10575
EXXON MOBIL CORP               COMMON          30231G102       211       3016  SH        SOLE                 0       0        3016
ZENITH NATIONAL INS CORP       COMMON          989390109       894      41125  SH        SOLE                 0       0       41125
                                                            ------  ---------                                             ---------
   Report Totals                                            51,176  1,979,900                                             1,979,900